Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Vessel Operating Expenses [Abstract]
Vessel Operating Expenses
	2012	2013	2014
Crew wages and related costs	$7,238,368	$8,422,650	$8,566,126
Insurance	1,790,754	1,936,475	1,643,196
Repairs and maintenance	729,419	761,048	1,056,599
Spares and consumable stores	5,987,478	6,055,239	5,867,906
Tonnage taxes	64,580	220,217	232,517
Miscellaneous expenses	476,433	599,598	904,012
Total	$16,287,032	$17,995,227	$18,270,356